Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.2%
1,368	iShares 20+ Year Treasury Bond ETF	$ 212,464	2.0
1,739	iShares Core S&P 500 ETF	514,587	4.9
8,105	iShares Core U.S. Aggregate Bond ETF	941,964	9.1
12,477	Schwab U.S. TIPS ETF	728,282	7.0
1,451	Vanguard Real Estate ETF	126,716	1.2
1,203	Vanguard Russell 1000 Growth ETF	207,469	2.0

	Total Exchange-Traded Funds
	(Cost $2,625,118)	2,731,482	26.2

MUTUAL FUNDS: 73.8%
	Affiliated Investment Companies: 71.8%
33,382	Voya Floating Rate Fund - Class P3	310,791	3.0
32,521	Voya Global Bond Fund - Class P3	314,478	3.0
250,421	Voya Intermediate Bond Fund - Class P3	2,671,994	25.7
13,414	Voya Large Cap Growth Fund - Class P3	623,366	6.0
42,700	Voya Large Cap Value Fund - Class P3	487,212	4.7
17,190	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	206,283	2.0
46,382	Voya Multi-Manager International Factors Fund - Class P3	412,339	4.0
146,872	Voya Short Term Bond Fund - Class P3	1,461,376	14.0
55,398	Voya Strategic Income Opportunities Fund - Class P3	572,259	5.5
35,371	Voya U.S. High Dividend Low Volatility Fund - Class P3	408,892	3.9
		7,468,990	71.8

	Unaffiliated Investment Companies: 2.0%
6,360	TIAA-CREF S&P 500 Index Fund - Class I	206,373	2.0

	Total Mutual Funds
	(Cost $7,616,847)	7,675,363	73.8

	Total Investments in Securities (Cost $10,241,965)	$ 10,406,845	100.0
	Assets in Excess of Other Liabilities	2,770	0.0
	Net Assets	$ 10,409,615	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 2,731,482	$ –	$ –	$ 2,731,482
Mutual Funds	7,675,363	–	–	7,675,363
Total Investments, at fair value	$ 10,406,845	$ –	$ –	$ 10,406,845

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P3	$323,320	$77,196	$(79,904)	$(9,821)	$310,791	$19,334	$(412)	$-
Voya Global Bond Fund Class P3	325,385	72,157	(84,340)	1,276	314,478	17,742	1,938	-
Voya Intermediate Bond Fund Class P3	2,327,413	1,441,451	(1,169,224)	72,354	2,671,994	97,083	58,481	2,156
Voya Large Cap Growth Fund Class P3	636,144	372,155	(406,383)	21,450	623,366	4,051	28,683	24,012
Voya Large Cap Value Fund Class P3	505,719	329,785	(304,789)	(43,503)	487,212	9,866	17,112	34,975
Voya Multi-Manager Emerging Markets Equity Fund Class P3	214,752	160,132	(164,643)	(3,958)	206,283	3,549	9,611	1,096
Voya Multi-Manager International Factors Fund Class P3	427,718	142,759	(140,055)	(18,083)	412,339	13,196	11,369	-
Voya Short Term Bond Fund Class P3	1,508,612	325,332	(386,760)	14,192	1,461,376	42,681	7,110	-
Voya Strategic Income Opportunities Fund - Class P3	-	936,281	(368,788)	4,766	572,259	17,350	3,770	-
Voya Strategic Income Opportunities Fund - Class R6	810,458	51,662	(858,229)	(3,891)	-	10,914	277	-
Voya U.S. High Dividend Low Volatility Fund Class P3	425,247	141,497	(158,742)	890	408,892	9,984	7,489	4,695
	$7,504,768	$4,050,407	$(4,121,857)	$35,672	$7,468,990	$245,750	$145,428	$66,934

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $10,310,004.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 294,663
Gross Unrealized Depreciation	(197,822)
Net Unrealized Appreciation	$ 96,841